Jul. 01, 2019

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 19, 2019

to the Summary Prospectus and Prospectus dated July 1, 2019, as supplemented

Effective January 20, 2020, the twelfth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary section is hereby deleted and replaced with the following:

The average dollar weighted maturity of the Fund’s portfolio is expected to be between three and twelve years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE